Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Detailed Information About Borrowings

	Currency	Maturity dates	Interest rates	2024 £m	2023 £m
Eurobonds	Euro	2025 to 2045	1.3% to 5.4%	5,236	5,569
	UK sterling	2025 to 2055	2.1% to 6.0%	2,291	3,097
	Swiss franc	2026	1.4%	221	234
Bonds issued pursuant to Rules under the U.S. Securities Act (as amended)	US dollar	2025 to 2053	1.7% to 8.1%	28,268	29,913
Bonds and notes				36,016	38,813

Commercial paper				—	—
Other loans				—	100
Bank loans				211	216
Bank overdrafts				138	103
Lease liabilities				585	498
				36,950	39,730

Schedule of Detailed Information About Repayment of Borrowings	Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2024 £m	2023 £m	2024 £m	2023 £m
Within one year	4,312	4,324	5,276	5,359
Between one and two years	2,644	3,319	4,084	4,784
Between two and three years	3,012	2,558	4,522	3,920
Between three and four years	3,435	2,947	4,695	4,393
Between four and five years	1,725	3,410	2,899	4,600
Beyond five years	21,822	23,172	32,232	35,163
	36,950	39,730	53,708	58,219

Schedule of Analysis of Borrowings by Currency	Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m
31 December 2024
Total borrowings	28,830	3,754	302	3,800	264	36,950
Effect of derivative financial instruments
– cross-currency swaps	609	(148)	—	(533)	—	(72)
– forward foreign currency contracts	68	(901)	—	435	395	(3)
	29,507	2,705	302	3,702	659	36,875
31 December 2023
Total borrowings	32,215	3,656	302	3,301	256	39,730
Effect of derivative financial instruments
– cross-currency swaps	1,214	(451)	(300)	(559)	—	(96)
– forward foreign currency contracts	(57)	(892)	—	537	414	2
	33,372	2,313	2	3,279	670	39,636

Schedule of Analysis of Borrowings by Interest Rate Changes	The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m
31 December 2024
Total borrowings	4,312	2,644	3,012	3,435	1,725	21,822	36,950
Effect of derivative financial instruments
– interest rate swaps	6,494	—	(1,815)	—	—	(4,679)	—
– cross-currency swaps	459	—	(72)	—	(459)	—	(72)
	11,265	2,644	1,125	3,435	1,266	17,143	36,878
31 December 2023
Total borrowings	4,324	3,319	2,558	2,947	3,410	23,172	39,730
Effect of derivative financial instruments
– interest rate swaps	2,798	(229)	(786)	—	(1,783)	—	—
– cross-currency swaps	448	—	6	—	(98)	(452)	(96)
	7,570	3,090	1,778	2,947	1,529	22,720	39,634

Disclosure of Detailed Information About Repayment of Lease Liabilities	Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2024 £m	2023 £m	2024 £m	2023 £m
Within one year	141	131	171	155
Between one and two years	133	103	165	122
Between two and three years	87	77	103	91
Between three and four years	49	59	61	70
Between four and five years	38	29	47	38
Beyond five years	137	99	176	140
	585	498	723	616

Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement	The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the
Group Cash Flow Statement:

							2024 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		39,232	(2,387)	231	(711)	—	36,365
Lease liabilities		498	(165)	(27)	279	—	585
Derivatives in respect of net debt	19	170	(133)	106	(30)	—	113
Cash and cash equivalents	21	(4,659)	(907)	323	(54)	—	(5,297)
Current investments held at fair value	18	(601)	99	41	(52)	—	(513)
		34,640	(3,493)	674	(568)	—	31,253

							2023 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		42,622	(1,638)	(1,956)	204	—	39,232
Lease liabilities		517	(162)	(25)	168	—	498
Derivatives in respect of net debt	19	167	(238)	564	(323)	—	170
Cash and cash equivalents	21	(3,446)	(1,101)	30	226	(368)	(4,659)
Current investments held at fair value	18	(579)	(22)	49	(49)	—	(601)
		39,281	(3,161)	(1,338)	226	(368)	34,640
Note:
*Borrowings as at 31 December 2024 include £670 million (2023: £700 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
In the table above, movements in accrued interest relate to the net movement year-on-year and cash flows related to interest payments are not included.
Fair value, accrued interest and other’ movements in lease liabilities in 2024 mainly comprise additions of £279 million (2023: £168 million)
(net of reassessments, modifications and terminations), see note 13(a). Included within the £279 million (2023: £168 million) are new lease liabilities of £12 million (2023: £nil million) mainly arising from sale and leaseback transactions. The movement of £52 million
(2023: £49 million) in current investments held at fair value represents the fair value gains for these investments.

	2024 £m	2023 £m
Cash flows per net debt statement	(3,493)	(3,161)
Non-financing cash flows included in net debt	773	1,126
Interest paid	(1,703)	(1,682)
Interest element of lease liabilities	(37)	(30)
Remaining cash flows relating to derivative financial instruments	5	(242)
Purchases of own shares held in employee share ownership trusts	(94)	(110)
Purchase of own shares	(698)	—
Coupon paid on perpetual hybrid bonds	(56)	(59)
Dividends paid to owners of the parent	(5,213)	(5,055)
Dividends paid to non-controlling interests	(121)	(105)
Other	5	4
Net cash used in financing activities per cash flow statement	(10,632)	(9,314)